VESSELS AND EQUIPMENT, NET (Table)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	1,873,795	(114,856)	1,758,939
Additions	447,497	—	447,497
Disposals	(148,908)	8,403	(140,505)
Transfer from newbuildings	227,336	—	227,336
Impairment loss	(1,066)	—	(1,066)
Depreciation	—	(77,198)	(77,198)
Balance at December 31, 2017	2,398,654	(183,651)	2,215,003
Additions	44,562	—	44,562
Disposals	(16,170)	1,813	(14,357)
Transfer from newbuildings	253,581	—	253,581
Impairment loss	(1,080)	—	(1,080)
Depreciation	—	(91,253)	(91,253)
Balance at December 31, 2018	2,679,547	(273,091)	2,406,456